Average Annual Total Returns - FidelityJapanFund-AMCIZPRO - FidelityJapanFund-AMCIZPRO - Fidelity Japan Fund	Dec. 30, 2024
Fidelity Advisor Japan Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	8.96%
Past 5 years	6.35%
Past 10 years	4.25%
Fidelity Advisor Japan Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.21%
Past 5 years	5.53%
Past 10 years	3.85%
Fidelity Advisor Japan Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.06%
Past 5 years	5.01%
Past 10 years	3.44%
Fidelity Advisor Japan Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	13.74%
Past 5 years	6.85%
Past 10 years	4.29%
Fidelity Advisor Japan Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	11.24%
Past 5 years	6.53%
Past 10 years	4.16%
Fidelity Advisor Japan Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	15.89%
Past 5 years	7.96%
Past 10 years	5.22%
Fidelity Advisor Japan Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	16.11%
Past 5 years	8.09%
Since Inception	4.01%	[1]
TK001
Average Annual Return:
Past 1 year	20.04%
Past 5 years	6.85%
Past 10 years	5.44%

[1]	A From October 2, 2018 .